Share Capital and Earnings Per share - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Feb. 07, 2019	Nov. 12, 2018	Dec. 31, 2018
Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Stock repurchased for cancellation, share			23
Stock repurchased for cancellation, value			$ 478
Major ordinary share transactions [Member] | Shareholders' Retained Earnings [Member]
Disclosure of Dividends [line items]
Stock repurchased for cancellation, value			$ 209
Major ordinary share transactions [Member] | Dividend Reinvestment Plan [member]
Disclosure of Dividends [line items]
Percentage of share purchase discount for payment of dividend			2.00%
Common shares [Member]
Disclosure of Dividends [line items]
Stock repurchased for cancellation, share			(23)
Stock repurchased for cancellation, value			$ 269
Common shares [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [line items]
Stock approved to be repurchased for cancellation, share		40
Stock repurchased for cancellation, value			$ 269
Dividend declared but not paid	$ 0.25